As filed with the Securities and Exchange Commission on November 14, 2000

File Nos. 333-38916
811-09975

SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 1
and

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 3

TT International U.S.A. Feeder Trust*
(Exact Name of Registrant as Specified in Charter)

c/o Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (44 207) 410-3500

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116
(Name and Address of Agent for Service)

Copy to:
Roger P. Joseph, Bingham Dana LLP, 150 Federal Street,
Boston, Massachusetts 02110

It is proposed that this filing will become effective on January 28, 2001, pursuant to paragraph (a) of Rule 485, or such earlier date on which the Commission may declare this filing effective pursuant to subparagraph (3) of Rule 485(a).

The Trustees of TT International U.S.A. Master Trust, on behalf of its series, TT Europe Portfolio, have executed this registration statement.
_________________________

* This filing relates only to TT Europe Mutual Fund, a series of the Registrant.

TT Europe Mutual Fund
The Fund seeks total return in excess of the total return of the Morgan Stanley Capital International Europe Index

TT International Investment Management

     TT
International

Prospectus
________ __, 20__

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents
Fund Summary...........................................................................	__
Investment Goal........................................................................	__
Main Investment Strategies.......................................................	__
Main Risks.................................................................................	__
Performance History..................................................................	__
Fees and Expenses.....................................................................	__

Additional Investment Strategies and Risks............................	__

Managing the Fund....................................................................	__

Distribution Arrangements....................................................	__

Shareholder Information...........................................................	__
How to Buy and Sell Shares......................................................	__
How the Fund Calculates Share Price.......................................	__

Dividends, Distributions and Taxes..........................................	__

Financial Highlights...................................................................	__

Appendix A - Purchases and Sales Outside of Employer - Sponsored Retirement Plans......................................................	A-1

Fund Summary

Investment Goal

The Fund's goal is total return in excess of the total return of the Morgan Stanley Capital International Europe Index (MSCI Europe Index). There is no assurance that the Fund will achieve its goal or that the performance of the Fund will be similar to the performance of the MSCI Europe Index.

The Fund pursues its goal by investing in an underlying investment company, TT Europe Portfolio. The Portfolio invests directly in securities and has the same investment goal and strategies as the Fund.

Main Investment Strategies

The Fund seeks to achieve its investment goal by investing in a diversified portfolio of primarily equity and equity-related securities traded in European markets that the investment manager to the Fund (referred to as the Manager) believes have sound prospects for sustainable growth and represent value in the form of assets and earnings. Under normal market conditions, the Fund will invest in equity or equity-related securities traded on the exchanges of countries included in the MSCI Europe Index, including common stocks, preferred stocks, warrants and convertible debt securities.

Required Country Allocations. Under normal market conditions, the Fund must allocate its investments among securities traded on exchanges in different European countries based upon the weightings of those countries in the MSCI Europe Index. This is intended to provide the Fund with a level of diversification among the different countries within the MSCI Europe Index.

The MSCI Europe Index is an index of approximately 550 common stocks of companies domiciled in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Fund is not required to allocate its investments among these countries in exactly the same proportions as their weightings in the Index. Instead, the maximum percentage of the Fund's assets that may be invested in securities traded on exchanges located in different European countries will be determined as follows:

Percentage of the MSCI Europe Index, measured by market capitalization, that is comprised of securities traded on exchanges in a certain country:	Maximum percentage of the Fund's assets that may be invested in securities traded on exchanges in that country:
0%, up to and including 5%	15%
greater than 5%, up to and including 10%	25%
greater than 10%, up to and including 20%	35%
greater than 20%, up to and including 30%	45%
greater than 30%, up to and including 40%	55%
greater than 40%, up to and including 50%	65%
greater than 50%, up to and including 60%	75%

For example, if 30% the MSCI Europe Index measured by market capitalization consists of securities traded on exchanges located in the United Kingdom, no more than 45% of the Fund's total assets may be invested in securities traded on exchanges located in that country.

The Fund is not required to invest in the same securities that are included in the MSCI Europe Index. For example, if the Fund is permitted to invest up to 45% of its total assets in securities traded on exchanges located in the United Kingdom, it may invest up to 45% of its total assets in these securities regardless of whether or not they are included in the Index.

Selection of Investments for the Fund. The Manager uses both a "top-down" and a "bottom-up" investment strategy in selecting stocks and other equity and equity-related securities for the Fund. As part of its top-down strategy, the Manager uses geopolitical analysis to determine the percentage of the Fund's assets that are to be invested in a particular country, within the country limitations described above. In conducting the geopolitical analysis, the Manager may consider such factors as the condition and growth potential of the various economies and securities markets, currency and taxation policies and other pertinent financial, social, national and political factors.

Once the Manager has completed the geopolitical analysis, it allocates Fund assets among various sectors and industries. This primarily is part of the Manager's top-down strategy, but also may be part of its bottom-up strategy, especially when analyzing a narrow sector or industry.

Within sectors and industries the Manager applies its bottom-up strategy to identify attractive companies for investment. This strategy involves considering a wide range of factors, including:

  perceived value in a company's assets or earnings, and
  the potential for realizing a company's value.

In addition, as part of its bottom-up strategy, the Manager seeks to verify its assessment of a company's value through research, economic modeling, discussions with management, and other sources.

The Manager may decide to sell Fund investments under a wide range of circumstances relating to the performance and potential of those investments and to general, economic, sector or market conditions. These circumstances may include:

  changes in the Manager's top-down geopolitical analysis,
  changes in the Manager's view of a sector or industry,
  changes in market conditions or perceptions,
  changes in a company's value in assets or earnings or the prospect for realizing a company's value, and opportunities to realize a profit or mitigate a loss.

Main Risks

There are several risk factors that could hurt the Fund's performance, cause you to lose money or make the Fund perform less well than other investments. The main risks of investing in the Fund are:
o

Stock Market Risk. Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value. If the stock markets in which the Fund invests decline in value, the Fund is likely to decline in value. Decreases in the value of stocks are generally greater than for bonds or other debt investments.

o	Stock Selection Risk. Value stocks selected by the Manager may decline in value or not increase in value when the stock market in general is rising.
o

Foreign Investment Risk. European stocks may be affected by adverse political, social and economic developments abroad, and may be subject to risks resulting from the differences between the regulations to which U.S. and foreign companies and markets are subject.

Since foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the U.S. dollar relative to these other currencies will adversely affect the value of the Fund. In addition, some foreign currency values may be volatile and there is the possibility of governmental controls on currency exchanges or governmental intervention in currency markets. Controls or intervention could limit or prevent the Fund from realizing value in U.S. dollars from its investment in foreign securities.

o

Country/Region Risk. A particular country or region (such as Europe) may be hurt by adverse political, social and economic developments in that country or region, and investments in that country or region may lose money. The Fund may be more negatively affected by such developments than a mutual fund that invests in a larger number of countries and/or regions.

o

Euro Risk. Certain European countries have joined the European Economic and Monetary Union (EMU) and others may do so. Each EMU participant's currency began a conversion into a single European currency, called the Euro, on January 1, 1999, to be completed by July 1, 2002. The consequences of the Euro conversion for foreign exchange rates, interest rates and the value of European securities held by the Fund are presently unclear. European financial markets, and therefore, the Fund, could be adversely affected if the Euro conversion does not continue as planned or if a participating country chooses to withdraw from the EMU. These issues may negatively affect the operations of the companies in which the Fund invests as well.

o

Required Country Allocations. The Fund must, under normal market conditions, allocate its investments among European countries based upon the weightings of those countries in the MSCI Europe Index. This may limit the Manager's ability to pursue the most attractive investment opportunities or to reduce the Fund's investments in countries where there are significant risks for investors.

Remember that mutual funds are investments, not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency, and you could lose money by investing in them.

Performance History

Because the Fund has not commenced operations as of the date of this prospectus, information on the Fund's performance is not included in this section. However, information on another account that is similarly managed by the Manager is contained in the section entitled "Managing the Fund - Portfolio Manager Performance Information."

Fees and Expenses

Fee Table

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.* The Fund does not have a sales charge (load).
Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee..................................................................................	**

Annual Operating Expenses (fees deducted from Fund assets)+
Management Fees...............................................................................	1.00%
Distribution (12b-1) Fees....................................................................	None
Other Expenses++...........................................................	0.55%
Total Annual Operating Expenses+++..................................	1.55%

____________________________
*	Based on amounts estimated for the fiscal year ending December 31, 2001.
**	If you wish to receive your redemption (sale) proceeds by wire, there is a $7 wire fee. This fee may not apply for employer-sponsored accounts.
+	The Fund invests in securities through an underlying mutual fund, TT Europe Portfolio. This table reflects the expenses of the Fund and TT Europe Portfolio.
++	Includes costs of administration, custody, accounting services, and similar expenses.
+++

For the period from commencement of operations of the Fund until December 31, 2001, the Manager has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.55% of its average daily net assets.

Example

This example is designed to help you compare the costs of investing in the Fund to the costs of investing in other funds. The example assumes operating expenses remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period, and that the fee waiver reflected in the fee table above is in effect for the one year time period. This is only an example; your actual expenses will be different.

1 Year	3 Years
$159	$490

Additional Investment Strategies and Risks

The Fund's principal investment strategies are described in the section entitled "Main Investment Strategies." The Fund may use other strategies and invest in other securities that are described below and in the Statement of Additional Information. However, the Fund may not use all of the strategies and techniques or invest in all of the types of securities described in this prospectus or in the Statement of Additional Information. The Fund's goal and strategies may be changed without shareholder approval.

If there are changes in the European countries listed in the MSCI Europe Index or in the weightings of the countries within the Index, the Manager is required to seek to promptly reflect the changes in the allocation of the Fund's investments among different European countries. The Manager will monitor the MSCI Europe Index and adjust the Fund's investments according to the weightings in the Index daily.

In pursuing its investment objective, the Fund may invest in Global Depositary Receipts (GDRs), American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs) that represent equity and equity-related securities traded on the exchanges of countries included in the MSCI Europe Index. These securities are not usually denominated in the same currency as the securities into which thy may be converted. Generally, ADRs are designed for use in the U.S. securities markets and EDRs and GDRs are designed for use in European and global securities markets. Depositary receipts are eligible to trade on all U.S. stock exchanges as well as on many European stock exchanges.

The Fund may invest up to 5% of its assets in warrants and convertible securities. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. A convertible security is a bond, debenture, note or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged.

The Fund will not participate in initial public offerings or other "hot issues" unless the market capitalization of the issuer exceeds a minimum threshold determined by the Manager from time to time, and the Manager otherwise determines participation to be appropriate.

The Manager may use foreign currency contracts to hedge the Fund's currency exposure. Hedging is used to protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which the security is denominated. In determining whether to engage in foreign currency contracts, the Manager carefully considers fundamental macro-economic factors, as well as the geopolitical factors and capital flows.

The Fund may, from time to time, take temporary defensive positions that are not consistent with the Fund's principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the Fund may invest up to 10% of its total assets in cash and/or cash equivalents. This investment strategy may prevent the Fund from allocating its investments among securities traded on exchanges in different European countries based upon the weightings of those countries in the MSCI Europe Index.

Investment Structure

The Fund does not invest directly in securities but instead invests in another fund, the TT Europe Portfolio, having the same investment goal and strategies as the Fund. The TT Europe Portfolio, a registered investment company, buys, holds and sells securities in accordance with these goals and strategies. Unless otherwise indicated, references to the Fund in this prospectus include, as appropriate, the TT Europe Portfolio. The Fund may stop investing in the TT Europe Portfolio at any time, and will do so if the Fund's Trustees believe that to be in the best interests of the Fund's shareholders. The Fund could then invest in another mutual fund or pooled investment vehicle or invest directly in securities.

Additional Risk Information

The main risks of investing in the Fund are outlined above under "Fund Summary - Main Risks." Additional, non-primary, risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goal, which are not described in this prospectus. More information about risks appears in the Fund's Statement of Additional Information.
o

Derivatives. The Fund's use of derivatives (such as forward foreign currency exchange contracts) may be risky. This practice could result in losses that are not offset by gains on other portfolio assets. Losses would cause the Fund's share price to go down. There is also the risk that the counterparty may fail to honor its contract terms. The Fund's ability to use derivatives successfully depends on the Manager's ability to accurately predict movements in currency exchange rates. If the Manager's predictions are wrong, the Fund could suffer greater losses than if the Fund had not used derivatives.

o

Investment in an Underlying Investment Company: Investment companies, in addition to the Fund, may invest in the TT Europe Portfolio. If these other investment companies withdraw their investments from the Portfolio, the Fund may have to pay higher expenses in connection with its investment in the Portfolio.

o

Convertible Securities. Convertible securities, which are debt securities or preferred stock that may be converted into common stock, are subject to the market risk of stocks, and are also subject to interest rate risk and the credit risk of their issuers. In general, the prices of debt securities rise when interest rates fall, and fall when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes. If the Fund invests in convertible debt securities, a change in interest rates could cause the Fund's share price to go down. Also, it is possible that some issuers will not make payments on convertible debt securities held by the Fund, causing a loss; or an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a convertible security can also affect the security's liquidity and make it more difficult for the Fund to sell. Call provisions may allow the issuer to repay, or force conversion of, the debt before it matures.

o

Limit on Defensive Investing. At least 90% of the Fund's assets must be invested in equity and equity-related securities traded on exchanges in countries included in the MSCI Europe Index. This restriction reduces the Fund's ability to take defensive positions in cash or high quality short term investments during adverse equity market conditions.

Managing the Fund

The Investment Manager

The Manager for the Fund is TT International Investment Management (TT International), Martin House, 5 Martin Lane, London, England EC4R ODP. The Manager was founded in 1993 and offers investment counseling services to investment companies, pension plans, trusts, charitable organizations, and other institutional investors. As of the date of this prospectus, the Manager had in excess of $7.5 billion in assets under management. The Manager is registered as an investment adviser under the U.S. Investment Advisers Act of 1940 and is authorized to conduct its investment business in the United Kingdom by the Investment Management Regulatory Organisation Limited (IMRO). TT International also is registered as a commodity pool operator and commodity trading adviser with the U.S. Commodity Futures Trading Commission (CFTC).

As payment for serving as Manager, TT International receives a management fee at an annual rate of 1.00% of the Fund's average daily net assets.

The Portfolio Managers

The Manager uses a team of individuals who are primarily responsible for the day-to-day management of the Fund.

Portfolio Manager Performance Information

The table below sets forth the average annual returns of a separate account (referred to as the Europe Account) managed by TT International. The Europe Account is the only account managed by TT International with an investment goal, policies and restrictions substantially similar to the Fund and has been managed in substantially the same way that the Fund is to be managed by TT International. The team of individuals who will manage the Fund has been part of the team managing the Europe Account since October 1998 and has been primarily responsible for the day-to-day portfolio management of the Europe Account since May 1999. The Europe Account is not subject to certain investment limitations, diversification requirements and other requirements under the Investment Company Act and the Internal Revenue Code that the Fund is subject to. The data is provided to illustrate the past performance of TT International in managing a substantially similar account as measured against the MSCI Europe Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund or of TT International. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs. Returns for each period are adjusted to assume that all charges, expenses and fees of the Fund which are presently in effect were deducted during such periods. All returns are for the periods ended on October 31, 2000.

Annual Total Returns

	1 Year	3 Years	Since Inception
Europe Account(1)	70.79%	29.14%	30.06%
MSCI Europe Index (2)	1.21%	12.13%	16.10%

___________

(1) Commencement of investment operations is July 1, 1996.

(2) The MSCI Europe Index is an unmanaged index of equity securities originating in one of 15 European countries, with all values expressed in U.S. dollars. The performance of the Index does not include fees or expenses.

Distribution Arrangements

First Fund Distributors, Inc. is the distributor of the Fund's shares. The Fund does not pay the distributor a fee for distribution services or for services provided to shareholders.

Shareholder Information

How to Buy and Sell Shares

If you have purchased shares or plan to invest as part of an employer-sponsored retirement plan, such as a 401(k) plan, 403(b) plan, SEP-IRA or SIMPLE IRA, please contact your employer's plan administrator for information on the types of available accounts, minimum balances, and buying and selling shares.

If you have purchased shares or plan to invest outside of an employer-sponsored retirement plan, please see Appendix A on page A-1 for information on the types of available accounts and buying and selling shares.

Postponement of Sale Proceeds or Suspension of Redemption Right

You will receive your redemption (sale) proceeds normally on the third business day after you sell your shares but in any event within seven days. However, if your purchase was made by check, transmittal of your redemption proceeds may be delayed for up to ten days after the purchase or until the check has cleared, whichever occurs first.

The Fund may stop selling its shares or postpone payment during any period in which the New York Stock Exchange is closed or in which trading is restricted, or if the Securities and Exchange Commission determines that an emergency exists.

Large Redemptions

It is important that you call 1-888-465-5722 before you redeem shares with an aggregate redemption price over $1 million. The Fund reserves the right to delay delivery of your redemption proceeds up to seven days if the amount will disrupt the Fund's operation or performance.

How the Fund Calculates Share Price

The Fund determines its share price at the close of regular trading on the New York Stock Exchange, normally 4 p.m. Eastern time, on each day the Exchange is open for trading. The share price is the Fund's net asset value per share, or NAV. This calculation is made by deducting the amount of the Fund's liabilities (debts) from the value of its assets (including its investment in another investment company), and dividing the difference by the number of outstanding shares of the Fund.

Net Asset Value (NAV) =	Total Assets - Total Liabilities
Number of Shares Outstanding

The Fund typically uses market prices to value securities. However, when a market price isn't available, or when the Fund has reason to believe the market price doesn't represent market realities, the Fund may use fair value methods approved by its Trustees. In such a case, the Fund's value for a security is likely to be different from quoted market prices.

Because the Fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell Fund shares. This is because some foreign markets are open on days when the Fund doesn't price its shares.

Dividends, Distributions and Taxes

Distributions

The Fund intends to declare and pay income dividends on an annual basis and intends to distribute net capital gain, if any, on an annual basis in December. The Fund may make an additional distribution, if necessary, to avoid income or excise taxes. Dividends and other distributions, if any, will automatically be paid in additional shares of the Fund unless the shareholder elects otherwise. Such election must be made in writing to the Fund.

Taxation of the Fund

This discussion of taxes is very general. You should consult your own tax adviser about the effect that an investment in the Fund may have on your particular tax situation.

As long as the Fund qualifies for treatment as a regulated investment company (which it intends to do in its first and each subsequent taxable year), it will pay no federal income tax on the earnings it distributes to shareholders. The Fund may pay taxes to non-U.S. governments in connection with its foreign investments.

Taxability of Distributions

You will normally have to pay federal income taxes, and any state or local taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions designated by the Fund as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some distributions paid in January may be taxable to you as if they had been paid the previous December. We will mail you an IRS Form 1099 every January that details your distributions for the prior year and how they are treated for federal tax purposes.

Fund distributions will reduce the Fund's net asset value per share. As a result, if you buy shares shortly before the record date of a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

The Fund may be eligible to elect to "pass through" to you foreign income taxes that it pays or that are paid by the underlying investment vehicle through which the Fund invests. If the Fund makes this election, you will be required to treat your share of those tax payments as a distribution to you from the Fund. You will then be allowed to claim a credit (or a deduction, if you itemize deductions) for such amounts on your federal income tax return, subject to certain limitations.

Non-U.S. Shareholders

If you are not a citizen or resident of the U.S., the Fund will withhold U.S. federal income tax payments at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. Your distributions from the Fund also may be subject to tax under the laws of your own jurisdictions.

Backup Withholding

The Fund may be required to withhold 31% of a dividend or redemption payment that is payable to you if you do not furnish certain information and certifications or if you are otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to 30% withholding. Please read the Fund's account application for additional information regarding backup withholding of federal income tax.

Taxability of Transactions

When you redeem, sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem, sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

Financial Highlights

The Fund is newly-organized and has not yet issued financial highlights.

Appendix A

Purchases and Sales Outside of Employer - Sponsored Retirement Plans

The following pages provide information on how to invest in the Fund outside of an employer-sponsored retirement program and what to expect as a shareholder. If you are investing through an employer-sponsored retirement plan, such as a 401(k) plan, 403(b) plan, SEP-IRA or SIMPLE IRA, please contact your employer's plan administrator for information.

If you're investing through a "third party provider" -- for example, a financial supermarket, or financial adviser -- your provider may have its own policies or instructions that you will need to follow.

Types of Accounts

You may invest through an individual account or with one or more person(s) through a joint account. If you are opening a joint account, joint tenancy with rights of survivorship will be assumed unless other ownership is noted on your account application. You also may open an account to invest assets held in an existing personal trust.

How to Buy Shares

Use these instructions to invest directly with the Fund.
		New Accounts		Additional Investments
Minimum Investments	-	$50,000	-	$25,000

These minimum investment levels do not apply to investments by officers or trustees of the Fund or the TT Europe Portfolio or by partners or employees of the Manager.

By Check	-	Mail the completed account application and your check to: For regular mail Investors Bank & Trust Company P.O. Box 9130 Boston, MA 02117 For overnight mail Investors Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Your check must be in U.S. dollars drawn on a U.S. bank and be made payable to "TT Europe Fund." Third party checks cannot be accepted.	-

Fill out the investment form that came with your trade confirmation or account statement, or send a note with your account number and your check to:

For regular mail
Investors Bank & Trust Company
P.O. Box 9130
Boston, MA 02117

For overnight mail
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Your check must be in U.S. dollars drawn on a U.S. bank and be made payable to "TT Europe Fund." Third party checks cannot be accepted.

By Wire	-	Please call 1-888-465-5722 for instructions	-	Please call 1-888-465-5722 for instructions

How to Exchange Shares

You may exchange all or a portion of your shares into the TT EAFE Mutual Fund. You may request an exchange by calling 1-888-465-5722, or in writing. All written requests must be signed by all owners.

The Fund may reject any purchase or exchange order and may suspend, change or withdraw the offering of its shares. In particular, the Fund may limit excessive trading in its shares.

How to Sell Shares

You may sell all or part of your Fund shares at any time during New York Stock Exchange trading hours (generally weekdays from 9 a.m. to 4 p.m. Eastern time). Transactions are processed at the next determined share price after the transfer agent receives your sale request in good order. To be in "good order" a request must include:

-	Your account number.
-	The amount of the transaction (in dollars or shares).
-	Signatures of all owners exactly as registered on the account (for requests by mail).
-	Signature guarantees, if required (see "Signature Guarantees," below).
-	Any supporting legal documentation that may be required.

To sell shares by telephone please call 1-888-465-5722 for instructions. A telephone redemption request must be received prior to the close of the New York Stock Exchange. If you telephone your request to the Fund's transfer agent after the Exchange closes or on a day when the Exchange is not open for business, the Fund cannot accept your request and a new one will be necessary.

The Fund will employ reasonable procedures to confirm that instructions received by telephone are genuine, such as requesting personal identification information that appears on your account application and recording the telephone conversation. Neither the Fund nor its transfer agent will be responsible if it acts on telephone instructions it reasonably believes to be genuine.

Signature Guarantees

You are required to obtain a Signature Guarantee from an Eligible Guarantor for any written sales (redemptions).

Eligible Guarantors may include:

-	Banks
-	Savings institutions
-	Credit unions
-	Brokers

Note that you cannot get a signature guarantee from a notary public or from organizations that do not provide reimbursement in the case of fraud.

The Fund or its service providers may request further documentation prior to accepting sale requests. The Fund and its service providers may waive the requirement for a signature guarantee.

Postponement of Sale Proceeds or Suspension of Redemption Right

You will receive your redemption (sale) proceeds normally on the third business day after you sell your shares but in any event within seven days. However, if your purchase was made by check, transmittal of your redemption proceeds may be delayed for up to ten days after the purchase or until the check has cleared, whichever occurs first.

The Fund may stop selling its shares or postpone payment during any period in which the New York Stock Exchange is closed or in which trading is restricted, or if the Securities and Exchange Commission determines that an emergency exists.

Large Redemptions

It is important that you call 1-888-465-5722 before you redeem shares with an aggregate redemption price over $1 million. The Fund reserves the right to delay delivery of your redemption proceeds up to seven days if the amount will disrupt the Fund's operation or performance.

Minimum Balance

If your account falls below $50,000 because of redemptions the Fund may close your account by sending you a check for your balance. Before closing your account, the Fund will give you 60 days notice and an opportunity to bring the account up to the applicable minimum. The Fund and its service providers may waive this investment minimum.

* * * * * * * *

The Fund reserves the right to change, add or withdraw various services, fees, and account policies without notice.

Questions?	Shareholders not investing through an employer-sponsored plan can speak to a Fund representative between 9 a.m. and 5 p.m. Eastern time on any Fund business day by calling 1-888-465-5722.

To Get More Information

Statement of Additional Information

The Fund's Statement of Additional Information contains more detailed information about the Fund and its management and operations. The Statement of Additional Information is incorporated by reference into this prospectus and is legally part of it.

To make shareholder inquiries or obtain copies of the Statement of Additional Information and any reports to be issued by the Fund, free of charge, contact your employer's plan administrator. If you are not investing through an employer-sponsored retirement plan call 1-888-465-5722 or write to:

For regular mail -
Investors Bank & Trust Company
P.O. Box 9130
Boston, MA 02117

For overnight mail -
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Securities and Exchange Commission

Information about the Fund (including its Statement of Additional Information) is available on the Securities and Exchange Commission's website, www.sec.gov. Copies also may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You also may visit the Commission's Public Reference Room in Washington, D.C. For more information about the Public Reference Room you may call the Commission at 1-202-942-8090.

File No. 811-09975

STATEMENT OF ADDITIONAL INFORMATION

________ __, 20__

TT EUROPE MUTUAL FUND

(A Series of TT International U.S.A. Feeder Trust)

TABLE OF CONTENTS	PAGE
1.	The Fund	__
2.	Investment Objectives; Information Concerning Investment Structure; Investment Policies and Restrictions
3.	Performance Information	__
4.	Determination of Net Asset Value; Valuation of Portfolio Securities; Additional Purchase Information
5.	Management of the Fund and the Portfolio	__
6.	Independent Auditors	__
7.	Taxation	__
8.	Portfolio Transactions and Brokerage Commissions	__
9.	Description of Shares, Voting Rights and Liabilities	__
10.	Financial Statements	__

This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Fund's Prospectus dated ________ __, 20__, as amended from time to time. This Statement of Additional Information should be read in conjunction with the Prospectus. An investor may obtain copies of the Fund's Prospectus and any reports issued by the Fund without charge by contacting his or her employer's plan administrator or by calling 1-888-465-5722.

This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus and should be read only in conjunction with such prospectus.

1.  THE FUND

TT Europe Mutual Fund (the "Fund") is a no-load, diversified open-end management investment company. The Fund is a series of shares of beneficial interest of TT International U.S.A. Feeder Trust (the "Trust"), which was organized as a business trust under the laws of the Commonwealth of Massachusetts on May 26, 2000. The Fund commenced operations on ________ __, 20__.

The Fund offers to buy back (redeem) its shares from its shareholders at any time at net asset value. References in this Statement of Additional Information to the "Prospectus" are to the current Prospectus of the Fund, as amended or supplemented from time to time.

TT International Investment Management ("TT International") is the investment manager to the Fund. The Board of Trustees provides broad supervision over the affairs of the Fund. Shares of the Fund are continuously sold by First Fund Distributors, Inc., the Fund's distributor (the "Distributor").

The Fund seeks to achieve its investment objective by investing all its assets in TT Europe Portfolio (the "Portfolio"), a diversified, open-end, registered, management investment company having the same investment objective as the Fund. The Portfolio is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). TT International is the Portfolio's investment manager (the "Portfolio Manager").

2.  INVESTMENT OBJECTIVES;

INFORMATION CONCERNING INVESTMENT STRUCTURE;

INVESTMENT POLICIES AND RESTRICTIONS

INVESTMENT OBJECTIVES

The investment objective of the Fund and the Portfolio is total return in excess of the total return of the Morgan Stanley Capital International Europe Index (MSCI Europe Index).

The investment objective of the Fund may be changed without the approval of the Fund's shareholders, but not without written notice thereof to shareholders thirty days prior to implementing the change. If there is a change in the Fund's investment objective, shareholders of the Fund should consider whether the Fund remains an appropriate investment in light of their financial positions and needs. The investment objective of the Portfolio also may be changed without the approval of the investors in the Portfolio, but not without written notice thereof to the investors in the Portfolio (and notice by the Fund to its shareholders) 30 days prior to implementing the change. There can, of course, be no assurance that the investment objective of either the Fund or the Portfolio will be achieved.

INFORMATION CONCERNING INVESTMENT STRUCTURE

As noted above, the Fund does not invest directly in securities, but instead invests all of its assets that are available for investment in the Portfolio, which has the same investment objective and policies as the Fund. The Portfolio, in turn, buys, holds and sells securities in accordance with this objective and these policies.

The Trustees of the Fund believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund were invested directly in the types of securities held by the Portfolio. The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Fund's assets would continue to be invested in accordance with its investment objective and policies, either directly in securities or in another mutual fund or pooled investment vehicle having the same investment objective and policies. If the Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities which may or may not be readily marketable or widely diversified.

A change in investment objective, policies or restrictions by the Portfolio may cause the Fund to withdraw its investment in the Portfolio. Certain investment restrictions of the Portfolio are fundamental and cannot be changed without approval by the investors in the Portfolio. When the Fund is asked to vote on certain matters concerning the Portfolio, the Fund will either hold a shareholder meeting and vote in accordance with shareholder instructions or otherwise vote in accordance with applicable rules and regulations. Of course, the Fund could be outvoted, or otherwise adversely affected by other investors in the Portfolio. The Portfolio may sell interests to investors in addition to the Fund. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Fund. Therefore, the investment return for all investors in funds investing in the Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

INVESTMENT POLICIES

The following supplements the information concerning the Fund's and the Portfolio's investment policies contained in the Prospectus and should only be read in conjunction therewith. References to the Fund include the Portfolio, unless the context otherwise requires.

EQUITY-RELATED SECURITIES. The equity and equity-related securities in which the Fund may invest include common stocks, preferred stocks, warrants and rights, and debt securities convertible into or exchangeable for common stock or other equity securities.

Preferred Stock. Preferred stock offers a stated dividend rate payable from the corporation's earnings. These preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. The rights of preferred stocks are generally subordinate to rights associated with a corporation's debt securities. Dividends on some preferred stock may be "cumulative" if stated dividends from prior periods have not been paid. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks are generally subordinate to rights associated with a corporation's debt securities.

Warrants And Rights. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a short duration and are distributed by the issuer to its shareholders. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The Fund must hold cash in an amount sufficient to cover any outstanding warrant positions. Positions in warrants and convertible securities are limited to no more than 5% of the Fund's total assets.

Convertible Securities. A convertible security is a bond, debenture, note or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party. Positions in warrants and convertible securities are limited to no more than 5% of the Fund's total assets.

The Fund will rely on the judgment, analysis and experience of TT International in evaluating the creditworthiness of an issuer. In this evaluation, TT International will take into consideration, among other things, the issuer's financial resources and ability to cover its interest and fixed charges, factors relating to the issuer's industry and its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. An issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.

Factors adversely affecting the market value of securities will adversely affect the Fund's net asset value. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.

The secondary trading market for lower quality fixed-income securities is generally not as liquid as the secondary market for higher quality securities and is very thin for some securities. The relative lack of an active secondary market may have an adverse impact on market price and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The relative lack of an active secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many lower quality issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During such times, the responsibility of the Trust's Board of Trustees or TT International to value the securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available.

FOREIGN SECURITIES. The Fund will invest in securities traded on the exchanges of countries included in the MSCI Europe Index. These countries currently are Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.

Investing in foreign issuers involves certain special considerations that are not typically associated with investing in U.S. issuers. Since the securities of foreign issuers are frequently denominated in foreign currencies, and since the Fund may temporarily hold invested reserves in bank deposits in foreign currencies, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Fund permit it to enter into forward foreign currency exchange contracts in order to hedge the Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries. Although the Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Fund's foreign securities will be somewhat greater than the expenses for custodian arrangements for handling U.S. securities of equal value.

Certain foreign governments levy withholding taxes against dividend and interest income paid by citizens or corporations operating therein to investors in other countries. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies comprising the holdings of the Fund. However, these foreign withholding taxes are not expected to have a significant impact on the Fund.

DEPOSITORY RECEIPTS. The Fund may invest in depositary receipts that represent equity and equity-related securities traded on the exchanges of countries included in the MSCI Europe Index, including Global Depositary Receipts ("GDRs"), American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). These securities are not usually denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs and GDRs, in bearer form , are designed for use in European and global securities markets. ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. GDRs and EDRs are European and global receipts, respectively, evidencing a similar arrangement.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Board of Trustees of the Trust. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. A repurchase agreement may be viewed as a fully collateralized loan of money by the Fund to the seller. The Fund always receives securities as collateral with a market value at least equal to the purchase price, including accrued interest, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Fund might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Fund's realization upon the collateral may be delayed or limited.

WHEN-ISSUED SECURITIES. The Fund may purchase securities on a "when- issued" basis. In buying "when-issued" securities, the Fund commits to buy securities at a certain price even though the securities may not be delivered for up to 120 days. No payment or delivery is made by the Fund in a "when- issued" transaction until the Fund receives payment or delivery from the other party to the transaction. Although the Fund receives no income from the above-described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price.

DERIVATIVE INSTRUMENTS. In pursuing its investment objectives, the Fund may enter into forward foreign currency exchange contracts to hedge the Fund's currency exposure.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("Forward Contract") is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders, usually large commercial banks, and their customers. The Fund may use Forward Contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving Forward Contracts that the Fund may use.

In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into Forward Contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date ("transaction hedge" or "settlement hedge").

The Fund also may use Forward Contracts to hedge against a decline in the value of existing investments denominated in foreign currency and to protect the value of investments denominated in a foreign currency if the portfolio managers anticipate a period of relative strength of the U.S. dollar against such foreign currency. For example, if the Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value ("position hedge"). A position hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling ("proxy hedge"). A proxy hedge could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Fund's custodian will place cash or other liquid assets in a separate account having a value equal to the aggregate amount of the Fund's commitments under Forward Contracts entered into with respect to position hedges and proxy-hedges. If the value of the assets placed in a segregated account declines, additional cash or liquid assets will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

The value of the Fund's investments in forward currency transactions is limited to 100% of the value of the Fund's total assets. With respect to individual currencies, the Fund's investments in forward currency transactions in the currency of a particular country is limited to the greater of (i) that percentage of the Fund's total assets equal to that country's weighting within the MSCI Europe Index, or (ii) that country's security exposure. The Fund may not take short currency positions in individual countries. The Fund only may enter into forward currency transactions involving the U.S. dollar and/or the currencies of countries included in the MSCI Europe Index.

Risks Of Forward Contracts. Forward currency contracts are always traded in the over-the-counter market. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. When the Fund enters into a forward currency contract, it relies on its counterparty to perform. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

Forward contracts may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours where the portfolio managers are located, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Asset Coverage For Forward Positions. The Fund will comply with guidelines established by the SEC with respect to coverage of forward contracts strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the forward contract strategy is outstanding, unless they are replaced with other suitable assets. Consequently, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

CORPORATE REORGANIZATIONS. The Fund may invest a portion of its assets in securities for which a tender or exchange offer has been made or announced if, in the judgment of TT International, there is a reasonable prospect of capital appreciation significantly greater than the added portfolio turnover expenses inherent in the short-term nature of such transactions. The primary risk is that such offers or proposals may not be consummated within the time and under the terms contemplated at the time of the investment, in which case, unless such offers or proposals are replaced by equivalent or increased offers or proposals which are consummated, the Fund may sustain a loss.

TEMPORARY INVESTMENTS. The temporary investments that the Fund may make include:

(1)

Short-term time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by the Fund. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

The Fund will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation and (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation.

(2)

Short-term commercial paper which at the time of purchase is rated in the highest rating category by a NRSRO or, if not rated, issued by a corporation having an outstanding unsecured debt issue that meets such rating requirement at time of purchase; and

(3)	Short-term corporate obligations rated in the highest rating category by a NRSRO at time of purchase.

OTHER INVESTMENT COMPANIES. The Fund may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative.

SECURITIES LENDING. The Fund may lend securities to qualified brokers, dealers, banks and other financial institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by TT International to be of good standing. In addition, they will only be made if, in TT International's judgment, the consideration to be earned from such loans would justify the risk. Such loans will not be made if, as a result, the aggregate of all outstanding loans of the Fund exceed one-third of the value of its total assets.

It is the Fund's understanding that the current view of the staff of the SEC is that the Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (i.e., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments) or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

-------------------------

The approval of the Fund and of the other investors in the Portfolio and the approval of shareholders of the Fund are not required to change the investment objective or any of the investment policies discussed above, including those concerning security transactions.

FUNDAMENTAL RESTRICTIONS. The Fund and the Portfolio each have adopted the following policies which may not be changed without approval by holders of a "majority of the outstanding voting securities" of the Fund or the Portfolio, respectively, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of the Fund or the Portfolio, respectively, present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund or the Portfolio, respectively, are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities" of the Fund or the Portfolio, respectively (a "Majority Shareholder Vote"). The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

Neither the Fund nor the Portfolio may:

(1)	invest in physical commodities or contracts on physical commodities;
(2)

purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities that are secured by interests in real estate;

(3)

make loans except: (i) by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agreements; or (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions, so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

(4)

with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer; provided, however, that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act;

(5)

with respect to 75% of its assets, invest more than 5% of its total assets in the securities of any single issuer; provided, however, that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act;

(6)

borrow money, except from banks and as a temporary measure for extraordinary or emergency purposes (not for leveraging or investment), such borrowings not to exceed 33 1/3% of the Fund's or the Portfolio's, as applicable, total assets (including the amount borrowed) less liabilities (exclusive of borrowings);

(7)

underwrite the securities of other issuers (except to the extent that the Fund or the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), in the disposition of restricted securities); provided, however, that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act;

(8)

acquire any securities of companies within one industry if, as a result of such acquisition, 25% or more of the Fund's or the Portfolio's, as applicable, total assets would be invested in securities of companies within such industry; provided, that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act; and

(9)	issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

NON-FUNDAMENTAL RESTRICTIONS. The Fund and the Portfolio also are subject to the following restrictions, which are non-fundamental policies and may be changed by the appropriate Board of Trustees without shareholder or investor approval. As a matter of non-fundamental policy, the Fund and the Portfolio will not:

(a)	purchase securities on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities;
(b)	sell securities short;
(c)	pledge, mortgage, or hypothecate any of its assets to an extent to secure borrowing greater than 33 1/3% of its total assets at fair market value;
(d)

invest in securities deemed to be illiquid, including securities which are not readily marketable, the disposition of which is restricted and repurchase agreements having maturities of more than seven days;

(e)

invest in private placements, including securities that are not registered under the Securities Act but which can be sold to qualified institutional investors in accordance with Rule 144A under the Securities Act and commercial paper sold in reliance on Section 4(2) of the Securities Act;

(f)

invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations; and except as may otherwise be permitted by the 1940 Act;

(g)	write or acquire options or interests in oil, gas or other mineral exploration or development programs or leases;
(h)	invest in depositary receipts representing securities of U.S. issuers that trade on foreign exchanges;
(i)

at the time of investment, invest more than 7% of its total assets in the securities of any single issuer; provided, however, that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act;

(j)

invest more than 10% of its total assets in the securities of any single issuer; provided, however, that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act; and

(k)	hold investments with an aggregate value of greater than 100% of account capital.

PERCENTAGE RESTRICTIONS. With the exception of fundamental restriction (6) and non-fundamental restriction (j), if a percentage restriction or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund or the Portfolio or a later change in the rating of a security held by the Fund or the Portfolio will not be considered a violation of policy.

3. PERFORMANCE INFORMATION

Performance information concerning the Fund may from time to time be used in advertisements, shareholder reports or other communications to shareholders. The Fund may provide its periodic, annualized, and average annual "total rates of return." The "total rate of return" refers to the change in the value of an investment over a stated period based on any change in net asset value per share and includes the value of any shares purchasable with any dividends or capital gains distributions declared during such period. Period total rates of return may be "annualized." An average "annualized" total rate of return is a compounded total rate of return which assumes that the period total rate of return is generated over a 52-week period, and that all dividends and capital gains distributions are reinvested. An annualized total rate of return will be slightly higher than a period total rate of return if the period is shorter than one year, because of the effect of compounding. Average annual total return figures represent the average annual percentage change over the specified period.

The Fund will calculate its total rate of return for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share (i.e., net asset value) on the first day of such period, and (b) subtracting 1 from the result. Any annualized total rate of return quotation will be calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

Average annual total return is a measure of a fund's performance over time. It is determined by taking a fund's performance over a given period and expressing it as an average annual rate. The average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical $1,000 initial investment in Fund shares on the first day of the period and computing the redeemable value of the investment at the end of the period. The redeemable value is then divided by the initial investment, and its quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment date during the period.

The Fund may provide annualized "yield" and "effective yield" quotations. The "yield" of the Fund refers to the income generated by an investment in the Fund over a 30-day or one-month period (which period is stated in any such advertisement or communication). This income is then annualized, that is, the amount of income generated by the investment over that period is assumed to be generated each month over a one-year period and is shown as a percentage of the public offering price on the last day of that period. The "effective yield" is calculated similarly, but when annualized the income earned by the investment during that 30-day or one-month period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. A "yield" quotation, unlike a total rate of return quotation, does not reflect changes in net asset value.

A current yield quotation for the Fund consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a 30 calendar day or one month period and is calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the maximum public offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

Performance information for an account (the "Europe Account") managed by TT International is set forth in the Fund's prospectus. The Europe Account has been managed by TT International since the Account's inception and has investment objectives, policies, and strategies substantially similar to those of the Fund.

From time to time the Fund also may quote data and fund rankings from various sources, such as Lipper Analytical Services, Inc., Morningstar, Inc., Wiesenberger, Money Magazine, The Wall Street Journal, Kiplinger's Personal Finance Magazine, Smart Money Magazine, Business Week and The New York Times.

4. DETERMINATION OF NET ASSET VALUE;

VALUATION OF PORTFOLIO SECURITIES; ADDITIONAL PURCHASE INFORMATION

The net asset value of each share of the Fund is determined each day on which the New York Stock Exchange (the "NYSE") is open for trading ("Business Day"). (As of the date of this Statement of Additional Information, the NYSE is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). This determination of net asset value of shares of the Fund is made once during each such day as of the close of regular trading of the NYSE by dividing the value of the Fund's net assets (i.e., the value of its investment in the Portfolio and any other assets less its liabilities, including expenses payable or accrued) by the number of shares of the Fund outstanding at the time the determination is made. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order deemed to be in good order.

The value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same day as the Fund determines its net asset value per share. The net asset value of the Fund's investment in the Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities.

Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price. Securities listed on a foreign exchange for which market quotations are readily available are valued at the latest quoted sales price available before the time when assets are valued. Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using exchange rates prior to or after the close of the various securities markets. Unlisted foreign securities are valued at fair value as determined in accordance with policies established by the Board of Trustees. Although the Fund values its assets in U.S. dollars on a daily basis, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Trust.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of regular trading on the New York Stock Exchange and may also take place on days on which the Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust.

A determination of value used in calculating net asset value of a security for which a market price representing market realities is not readily available must be a fair value determination made in good faith utilizing procedures approved by the Portfolio's Board of Trustees. While no single standard for determining fair value exists, as a general rule, the current fair value of a security would appear to be the amount which the Portfolio could expect to receive upon its current sale. Some, but not necessarily all, of the general factors which may be considered in determining fair value include: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold. Without limiting or including all of the specific factors which may be considered in determining fair value, some of the specific factors include: type of security, financial statements of the issuer, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

The Fund may authorize certain brokers to accept on its behalf purchase and redemption orders and may authorize these brokers to designate intermediaries to accept such orders. The Fund will be deemed to have received such an order when an authorized broker or its designee accepts the order. Orders will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or designee. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

5. MANAGEMENT OF THE FUND AND THE PORTFOLIO

The management and affairs of the Fund are supervised by the Trustees of the Trust under the laws of the Commonwealth of Massachusetts. The management and affairs of the Portfolio are supervised by the Trustees of the Portfolio Trust under the laws of the Commonwealth of Massachusetts.

The Trustees and officers of the Trust and the Portfolio Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Fund. Unless otherwise indicated below, the address of each officer is Martin House, 5 Martin Lane, London, England EC4R ODP.

TRUSTEES OF THE TRUST AND THE PORTFOLIO TRUST

John A. Benning - Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (financial services) (1985 through 1999); Acting General Counsel, Liberty Financial Companies, Inc. (since April 2000); Director, ICI Mutual Insurance Company (1996 through 1998 and since June 2000); Director, SageLife Assurance of America (variable annuity insurance company) (since June 2000); General Partner, Mad River Green Partners (real estate) (since 1972); Director, Liberty Newport World Portfolio Luxembourg (investment fund) (since 1987); Trustee, TT International U.S.A. Master Trust (since August 2000). His date of birth is June 29, 1934.

Peter O. Brown - Partner, Harter, Secrest & Emery LLP (law firm) (since April 1993); Trustee, CGM Trust and CGM Capital Development Fund (since June 1993); Trustee, TT International U.S.A. Master Trust (since August 2000). His date of birth is August 20, 1940.

David J.S. Burnett* - Managing Partner, TT International (since September 1998); Director, C. Crosby Limited (property lease holding company) (since January 1999); Director, Brunswick UBS Warburg Ltd. (investment banking) (May 1998 to August 1998); Dalgland Nominees (PM) Ltd. (nominee company) (November 1995 to August 1998); Fenway Services Limited (securities trading) (November 1997 to August 1998); UBS Warburg Securities Ltd. (October 1986 to November 1995); Managing Director, Warburg Dillon Read (investment banking firm) (October 1979 to September 1998); Trustee and President, TT International U.S.A. Master Trust (since May 2000). His date of birth is February 6, 1958.

Robert W. Uek - Partner, PricewaterhouseCoopers LLP (accounting firm) (1975 to June 1999); Trustee, Hillview Investment Trust (mutual fund) (since June 2000); Trustee, TT International U.S.A. Master Trust (since August 2000). His date of birth is May 18, 1941.

The compensation expected to be paid to the Trustees for the fiscal year ending December 31, 2001 is set forth below. The Trustees may hold various other directorships unrelated to the Trust or Portfolio Trust.
	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Portfolio Trust*
David J.S. Burnett, President and Trustee	None	None	None	None
John A. Benning, Trustee	$10,000	None	None	$20,000
Peter O. Brown, Trustee	$10,000	None	None	$20,000
Robert W. Uek, Trustee	$10,000	None	None	$20,000

_______________________
*

Each of the Trustees serves as a trustee of the Trust and of TT International U.S.A. Master Trust, a registered investment company having two series. Each Trustee also serves as a Trustee of one additional series of the Trust.

OFFICERS OF THE TRUST AND THE PORTFOLIO TRUST

S. Austin Allison* - Secretary - Head of Compliance and Legal, TT International (since June 2000); Director, Legal & Compliance, Westdeutsche Landesbank Group (banking, financial services) (June 1996 to June 2000); Head of Group Compliance, Standard Chartered Bank (banking, financial services) (February 1987 to December 1995); Secretary, TT International U.S.A. Master Trust. His date of birth is June 30, 1947.

Graham Barr* - Treasurer - Financial Controller, TT International (since June 1998); Company Secretary, C. Crosby Ltd. (holding company) (since November 1999); Head of Investment Accounting, AIB Govett Asset Management (fund management) (August 1993 to June 1998); Treasurer, TT International U.S.A. Master Trust. His date of birth is November 13, 1965.

David J.S. Burnett* - President - Managing Partner, TT International (since September 1998); Managing Director, Warburg Dillon Read (investment banking firm) (October 1979 to September 1998); Trustee and President, TT International U.S.A. Master Trust. His date of birth is February 6, 1958.

Jeff Gaboury* - Assistant Treasurer - Director, Mutual Fund Administration (since October 1996); Assistant Treasurer, TT International U.S.A. Master Trust. His date of birth is October 23, 1968.

Jill Grossberg* - Assistant Secretary - Director and Counsel, Investors Bank & Trust Company, Mutual Fund Administration (since April 2000); Assistant Vice President and Associate Counsel, Putnam Investments (March 1995 to March 2000); Assistant Secretary, TT International U.S.A. Master Trust. Her date of birth is April 26, 1946.

As of the date of this Statement of Additional Information there are no outstanding shares of the Fund.

The Trustees who are not "interested persons" (the "Disinterested Trustees") of the Trust as defined by the 1940 Act are the same as the Disinterested Trustees of the Portfolio Trust. Any conflict of interest between the Fund and the Portfolio will be resolved by the Trustees in accordance with their fiduciary obligations and in accordance with the 1940 Act. The Trust's Declaration of Trust provides that it will indemnify its Trustees and officers (the "Indemnified Parties") against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that the Indemnified Parties engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that the Indemnified Parties did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such Indemnified Parties have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

MANAGER

TT International serves as the investment manager of the Portfolio and the Fund pursuant to separate management agreements (the "Management Agreements"). Mr. Timothy A. Tacchi owns a controlling interest in TT International. Subject to policies as the Board of Trustees of the Portfolio Trust may determine, TT International manages the securities of the Portfolio and makes investment decisions for the Portfolio. The Management Agreement with the Portfolio Trust provides that TT International may delegate the daily management of the securities of the Portfolio to one or more subadvisers. TT International furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting securities transactions for the Portfolio. Unless otherwise terminated, the Management Agreement with the Portfolio Trust will continue in effect for an initial two-year period and thereafter as long as such continuance is specifically approved at least annually by the Board of Trustees of the Portfolio Trust or by a vote of a majority of the outstanding voting securities of the Portfolio, and, in either case, by a majority of the Trustees of the Portfolio Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement. Unless otherwise terminated, the Management Agreement with the Trust will continue in effect for an initial two-year period and thereafter as long as such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

Each Management Agreement provides that TT International may provide services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Portfolio Trust or the Trust, as the case may be, when authorized either by a vote of a majority of the outstanding voting securities of the Portfolio or Fund or by a vote of a majority of the Board of Trustees of the Portfolio Trust or the Trust, or by TT International on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement with the Portfolio Trust provides that neither TT International nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its or their obligations and duties under the Management Agreement with the Portfolio Trust. The Management Agreement with the Trust provides that neither TT International nor its personnel shall be liable for any error of judgment or mistake of law or for any omission in the administration or management of the Trust or the performance of its duties under the Management Agreement, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its or their obligations and duties under the Management Agreement with the Trust.

For its services under the Management Agreement with respect to the Fund, TT International receives fees, which are computed daily and paid monthly, at an annual rate equal to the lesser of (i) 1.00% of the Fund's average daily net assets for the Fund's then-current fiscal year or (ii) the difference between 1.00% of the Fund's average daily net assets for the Fund's then-current fiscal year and the aggregate investment management fees allocated to the Fund for the Fund's then-current fiscal year from the Portfolio. For its services under the Management Agreement with respect to the Portfolio, TT International receives fees, which are computed daily and paid monthly, at an annual rate equal to 0.50% of the Portfolio's average net assets. TT International may reimburse the Fund or Portfolio or waive all or a portion of its management fees. For the period from commencement of operations of the Fund until December 31, 2001, TT International has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.55% of its average daily net assets.

Because the Fund is newly-organized, it has not paid management fees as of the date of this Statement of Additional Information.

ADMINISTRATOR

Pursuant to administrative services agreements ("Administrative Agreements") with each of the Trust and the Portfolio Trust, Investors Bank & Trust Company ("IBT") performs administrative duties for the Fund and the Portfolio, respectively. The address of IBT is 200 Clarendon St., Boston, MA 02116. For its services under the Administrative Agreement with respect to the Portfolio, IBT receives fees, which are at annual rates equal to the following percentages of the Portfolio's average daily net assets for the Portfolio's then-current fiscal year:

First $250 Million in Assets	0.06%
Next $250 Million in Assets	0.04%
Above $500 Million in Assets	0.03%

The fees above are subject to an annual minimum of $60,000 from the Portfolio. The Fund will pay a pro-rata portion of these fees. The Fund will pay IBT an annual fee of $30,000 for tax, compliance and financial reporting, an annual fee of $35,000 for legal services, a $100 fee for each state securities registration obtained by IBT on behalf of the Fund and a $16,000 fee for fund accounting and net asset value calculation.

Because the Fund is newly-organized, it has not paid administrative fees as of the date of this Statement of Additional Information.

DISTRIBUTOR

First Fund Distributors, Inc. ("First Fund Distributors"), 4455 East Camelback Road, Suite 261E, Phoenix, Arizona 85018, serves as the Distributor of the Fund's shares pursuant to the Distribution Agreement with the Trust with respect to the Fund (the "Distribution Agreement"). Under the Distribution Agreement, First Fund Distributors has agreed to sell shares of the Fund as the agent of the Fund. The Fund does not pay the distributor a fee for distribution services or for services provided to shareholders. First Fund Distributors, Inc. also serves as the placement agent for the Portfolio. TT International pays the distributor an annual fee of $50,000 for providing distribution and placement agency services to the Trust and the Portfolio Trust and their respective series.

Either party may terminate the Distribution Agreement on not less than thirty days' nor more than sixty days' written notice to the other party. Unless otherwise terminated the Distribution Agreement will continue from year to year upon annual approval by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or (ii) by vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any such party and who have no direct or indirect financial interest in the Distribution Agreement or in any agreement related thereto. The Distribution Agreement will terminate in the event of its assignment, as defined in the 1940 Act.

First Fund Distributors acts as agent of the Trust in connection with the offering of shares of the Fund pursuant to the Distribution Agreement. The Distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The Distributor also may make payments for marketing, promotional or related expenses to dealers. The amount of these payments are determined by the Distributor and may vary.

TRANSFER AGENT AND CUSTODIAN

The Fund has entered into a Transfer Agency Agreement with IBT, pursuant to which IBT acts as the transfer agent for the Fund. The Fund also has entered into a Custodian Agreement with IBT, pursuant to which IBT acts as custodian for the Fund.

The Portfolio has entered into a Transfer Agency Agreement with IBT, pursuant to which IBT acts as transfer agent for the Portfolio. The Portfolio also has entered into a Custodian Agreement with IBT, pursuant to which IBT acts as custodian for the Portfolio. IBT's responsibilities include safeguarding and controlling the Portfolio's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Portfolio's investments, maintaining books of original entry for portfolio accounting and other required books and accounts, and calculating the daily net asset value of the Portfolio. Securities held by the Portfolio may be deposited into certain securities depositaries. IBT does not determine the investment policies of the Portfolio or decide which securities the Portfolio will buy or sell. The Portfolio may, however, invest in securities of IBT and may deal with IBT as principal in securities transactions.

COUNSEL

Bingham Dana LLP, 150 Federal Street, Boston, MA 02110, acts as counsel for the Fund.

CODES OF ETHICS

The Fund, the Portfolio and TT International have each adopted a Code of Ethics (collectively, the "Codes of Ethics") under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Portfolio or the Fund. The Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Codes of Ethics are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of the Codes of Ethics may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

EXPENSES

In addition to amounts payable under its Management Agreement, the Fund is responsible for its own expenses, including, among other things, the costs of securities transactions, the compensation of Trustees that are not affiliated with TT International or the Fund's Distributor, government fees, taxes, accounting and legal fees, expenses of communication with shareholders, interest expense, and insurance premiums.

6. INDEPENDENT AUDITORS

__________, are the independent accountants for the Fund and for the Portfolio, providing audit and tax services and assistance and consultation with respect to the preparation of filings with the SEC.

7. TAXATION

TAXATION OF THE FUND AND THE PORTFOLIO

FEDERAL TAXES. The Fund will elect to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met, no U.S. federal income or excise taxes generally will be required to be paid by the Fund. If the Fund should fail to qualify as a "regulated investment company" for any year, the Fund would incur a regular corporate federal income tax upon its taxable income whether or not distributed and Fund distributions would generally be taxable as ordinary dividend income to shareholders. The Portfolio Trust believes the Portfolio also will not be required to pay any U.S. federal income or excise taxes on its income.

MASSACHUSETTS TAXES. As long as it qualifies as a regulated investment company under the Code, the Fund will not be required to pay Massachusetts income or excise taxes.

FOREIGN TAXES. Investment income and gains derived by the Portfolio from non-U.S. securities may be subject to non-U.S. taxes. The U.S. has entered into tax treaties with many other countries that may entitle the Portfolio and/or the Fund to a reduced rate of tax or an exemption from tax on such income. The Fund and the Portfolio intend to qualify for treaty reduced rates where available. It is not possible, however, to determine the Fund's effective rate of non-U.S. tax in advance since the amount of the Fund's assets to be invested within various countries is not known. If the Fund holds more than 50% of its assets in stock and securities of foreign corporations at the close of its taxable year, directly or through the Portfolio, the Fund may elect to "pass through" to the Fund's shareholders foreign income taxes paid by it and by the Portfolio. If the Fund so elects, shareholders will be required to treat their pro rata portion of such foreign income taxes as part of the amounts distributed to them by the Fund and thus includible in their gross income for federal income tax purposes. Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for such amounts, subject to certain limitations. Shareholders who do not itemize deductions would (subject to such limitations) be able to claim a credit but not a deduction. No deduction for such amounts will be permitted to individuals in computing their alternative minimum tax liability. If the Fund is not eligible or does not elect to "pass through" to its shareholders foreign income taxes it has paid, directly or indirectly, shareholders will not be able to claim any deduction or credit for any part of such foreign taxes.

TAXATION OF SHAREHOLDERS

TAXATION OF DISTRIBUTIONS. Shareholders of the Fund will generally have to pay federal income taxes and any state or local taxes on the dividends and capital gain distributions they receive from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares. Distributions of net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses), whether made in cash or in additional shares, are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their shares. Any Fund dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared. Any Fund distribution will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

DIVIDENDS-RECEIVED DEDUCTION. The portion of the Fund's ordinary income dividends attributable to dividends received in respect to equity securities of U.S. issuers is normally eligible for the dividends received deduction for corporations subject to U.S. federal income taxes. Availability of the deduction for particular shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and may result in certain basis adjustments.

SPECIAL CONSIDERATIONS FOR NON-U.S. PERSONS. The Fund will withhold tax payments at a rate of 30% on taxable dividends and certain other payments that are made to persons who are not citizens or residents of the U.S. A shareholder may be able to arrange for a lower withholding rate under an applicable treaty if the shareholder supplies the appropriate documentation required by the Fund. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdiction.

BACKUP WITHHOLDING. The Fund is required in certain circumstances to apply backup withholding at the rate of 31% on taxable dividends and redemption proceeds paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to 30% withholding. Prospective investors should read the Fund's account application for additional information regarding backup withholding of federal income tax.

DISPOSITION OF SHARES. In general, any gain or loss realized upon a taxable disposition of shares of the Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

EFFECTS OF CERTAIN INVESTMENTS AND TRANSACTIONS

CERTAIN DEBT INVESTMENTS. Any investment by the Fund in certain stripped securities and certain securities purchased at a discount will cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold potentially resulting in additional taxable gain or loss to the Fund.

FORWARD CONTRACTS. The Fund's transactions in forward contracts will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain positions held by the Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. The Fund intends to limit its activities in forward contracts to the extent necessary to meet the requirements of Subchapter M of the Code.

NON-U.S. INVESTMENTS. Special tax considerations apply with respect to non-U.S. investments of the Fund. Foreign exchange gains and losses realized by the Fund will generally be treated as ordinary income and loss. The Fund may invest, through the Portfolio, in foreign entities that may be treated as "passive foreign investment companies" for U.S. federal income tax purposes. If the Portfolio does invest in passive foreign investment companies, the Fund may be required to pay additional tax (and interest) in respect of distributions from, and gains attributable to the sale or other disposition of the stock of, such entities. If the Fund is eligible to make and makes either a "qualified electing fund" election or a "mark to market" election with respect to an investment in a passive foreign investment company, then the Fund may have taxable income from such investment regardless of whether or not the Fund receives any actual distributions of cash derived from such passive foreign investment company in any given year. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might have otherwise continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

8. PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Specific decisions to purchase or sell securities for the Portfolio are made by portfolio managers who are partners or employees of TT International. The portfolio managers of the Portfolio may serve other clients of TT International in a similar capacity.

TT International determines which brokers or dealers are to be used for brokerage transactions and negotiates and approves commission rates paid. In the selection of brokers and dealers to execute security transactions for the Portfolio, TT International will endeavor to ensure that the chosen brokers and dealers have the ability to obtain best execution. TT International believes that, particularly in countries with less developed securities markets, it is important to deal with brokers and dealers that have experience and expertise in the local markets. Other factors in the selection of brokers and dealers include the reliability, integrity, financial condition and general execution and operation capabilities of competitive brokers and dealers and research services provided by them. Based on these factors, TT International may not always direct trades to brokers or dealers that offer the lowest commission rates. On at least an annual basis, TT International establishes for each region or country in which it effects brokerage transactions, a schedule of commissions that will apply generally to its transactions on behalf of its clients in that region or country. As a result, TT International does not negotiate commission rates for particular trades. TT International reviews these commission levels periodically in light of prevailing market commission rates.

TT International receives a wide range of research from brokers and dealers. Research received includes economic forecasts and interpretations, information on industries, groups of securities, individual companies, statistics, political developments, technical market action pricing and appraisal services, performance analysis and provision of computerized quotation and other equipment. These research services are a significant factor, among others, in the selection of brokers and dealers. Research services may be provided directly by brokers and dealers, or pursuant to "soft dollar" arrangements whereby the broker or dealer pays for the services to be provided by others.

To the extent that research services of value are provided by brokers and dealers, TT International is relieved of expenses that it might otherwise bear and the Portfolio may pay commissions higher than those obtainable from brokers or dealers who do not provide such research services.

Research services furnished by brokers or dealers through which TT International effects securities transactions may be used in servicing all accounts which it manages. Conversely, research services received from brokers or dealers which execute transactions for a particular account will not necessarily be used by TT International specifically in connection with the management of that account.

The Portfolio is newly-organized and has not paid brokerage commissions as of the date of this Statement of Additional Information.

In certain instances there may be securities which are suitable for the Portfolio as well as for one or more of TT International's other clients. Investment decisions for the Portfolio and for TT International's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment manager, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.

It is TT International's policy to exclude institutional accounts, such as the Portfolio's, from allocations of stock in initial public offerings or other "hot issues," unless the market capitalization of the issuer exceeds a minimum threshold determined by TT International from time to time and TT International otherwise determines participation to be appropriate. This policy is based on TT International's judgment that companies with smaller market capitalizations are not suitable for accounts such as those of the Portfolio and that even larger initial public offerings may not be suitable for the Portfolio. TT International may allocate these investments to other accounts managed by TT International, which may include accounts in which TT International and its principals have investment or carried interests. As a result the Portfolio may not participate in short-term gains based upon post-issue appreciation in the value of "hot issues" even in cases where these opportunities may result, at least in part, from trading activity by the Portfolio. However, the Portfolio will also avoid the risks associated with some initial public offerings and other "hot issues" of smaller issuers.

9. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

The Trust's Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. The Trust currently has two series, the Fund and the TT EAFE Mutual Fund, a registered investment company. The Trust has reserved the right to create and issue additional series and classes of shares. Each share of each class represents an equal proportionate interest in the Fund with each other share of that class. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences between classes of shares of a series). Shares of each series are entitled to vote separately to approve management agreements or changes in investment policy, and shares of a class are entitled to vote separately to approve any distribution or service arrangements relating to that class, but shares of all series may vote together in the election or selection of Trustees and accountants for the Trust. In matters affecting only a particular series or class, only shares of that series or class are entitled to vote.

Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required and has no present intention of holding annual meetings of shareholders but the Trust will hold special meetings of the Fund's shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have under certain circumstances the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment.

The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by the vote of the holders of two-thirds of the Trust's outstanding shares, voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such sale of assets, merger or consolidation, the approval by a Majority Shareholder Vote would be sufficient. The Trust or any series of the Trust, as the case may be, may be terminated (i) by a vote of a majority of the outstanding voting securities of the Trust or the affected series or (ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated, the Trust will continue indefinitely.

The Fund's transfer agent maintains a share register for shareholders of record. Share certificates are not issued.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

The Portfolio is a series of the Portfolio Trust, which is organized as a trust under the laws of Massachusetts. Each investor in the Portfolio, including the Fund, may add to or withdraw from its investment in the Portfolio on each Business Day. As of the close of regular trading on each Business Day, the value of each investor's beneficial interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, that represents that investor's share of the aggregate beneficial interest in the Portfolio. Any additions or withdrawals that are to be effected on that day are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of regular trading on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of regular trading on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of the close of regular trading on the next following Business Day.

10. FINANCIAL STATEMENTS

The Fund is newly-organized and has not issued financial statements as of the date of this Statement of Additional Information.

PART C

Item 23. Exhibits
*	a(1)	Declaration of Trust of the Registrant.
	a(2)	Establishment and Designation of Series of the Registrant.
*	b	By-Laws of the Registrant.
	d	Form of Management Agreement between the Registrant and TT International Investment Management ("TT International") with respect to TT Europe Mutual Fund (the "Fund").
	e	Form of Distribution Agreement between the Registrant and First Fund Distributors, Inc., as distributor.
	g	Custodian Agreement between the Registrant and Investors Bank & Trust Company, as custodian.
	h(1)	Transfer Agency Agreement between the Registrant and Investors Bank & Trust Company, as transfer agent.
	h(2)	Administrative Services Agreement between the Registrant and Investors Bank & Trust Company, as administrator.
	h(3)	Form of Expense Limitation Agreement.
	i	Opinion and consent of counsel.
**	p	Codes of Ethics of the Fund, TT Europe Portfolio and TT International.
***	q(1)	Powers of Attorney for TT International U.S.A. Feeder Trust
***	q(2)	Powers of Attorney for TT International U.S.A. Master Trust

_________________

*Incorporated herein by reference to the Registrant's initial Registration Statement on Form N-1A, as filed with the Commission on June 9, 2000.

**Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on August 24, 2000.

***Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on September 28, 2000.

Item 24. Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 25. Indemnification

Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, incorporated herein by reference; and (b) Section 7 of the Distribution Agreement by and between the Registrant and First Fund Distributors, Inc., filed as an exhibit hereto. The provisions of the Declaration of Trust permit indemnification, to the extent permitted under applicable law, of Trustees and officers of the Registrant against liability and expenses reasonably incurred or paid by such Trustees or officers in connection with any claim, action, suit or proceeding in which a Trustee or officer becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by the Trustee or officer in the settlement thereof. The provisions of the Distribution Agreement provide for indemnification by the Distributor for liability arising out of actions or statements of the Distributor. Neither the Declaration of Trust, nor the Distribution Agreement provides for indemnification where the Trustee or officer has been found subject to liability by reason of willful misfeasance, bad faith or negligence in the performance of his or her duties.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Trustees and officers of the Registrant and the personnel of the Registrant's administrator and distributor will be insured under an errors and omissions liability insurance policy. The Registrant and its officers also will be insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

Item 26. Business and Other Connections of Investment Adviser

TT International Investment Management ("TT International") is a partnership with offices at Martin House, 5 Martin Lane, London, England EC4R ODP. TT International is registered as an investment adviser under the U.S. Investment Advisers Act of 1940 and is authorized to conduct its investment business in the United Kingdom by the Investment Management Regulatory Organisation Limited (IMRO). TT International also is registered as a commodity pool operator and commodity trading adviser with the Commodity Futures Trading Commission (CFTC). The principal business address of each person listed below is Martin House, 5 Martin Lane, London, England EC4R ODP. The partners of TT International are as follows:

Name	Employment during the Past Two Fiscal Years
Timothy A. Tacchi	Partner and Investment Manager, TT International
Alexander S. M. Carswell	Partner and Financial Controller, TT International
Mark S. Williams	Partner, TT International
David J.S. Burnett	Managing Partner, TT International (since September 1998); Managing Director, Warburg Dillon Read, 1 Finsbury Avenue, London, England (October 1979 to September 1998)
Martin A. Shenfield	Partner, Head of Far East Desk, TT International (since April 1998); Chief Executive Officer, KI Pacific Asset Management (June 1993 to October 1997)
Michael Bullock

Partner, Portfolio Management Country Selection, TT International (since September 1999); Group Managing Director and CIO, Morgan Grenfell Asset Management, 20 Finsbury Circus, London, England (1990 to 1998)

Henry W. Bedford	Partner, Head of Trading, TT International (since September 1999); Portfolio Manager, Moore Capital Management, 63 St. James Street, London, England (December 1996 to September 1999)
John D. Hobson

Partner, Investment Manager, TT International (since January 2000); Investment Analyst, TT International (October 1998 to January 2000); Equity Syndication, Proprietary Trading, Warburg Dillon Read, 1 Finsbury Avenue, London, England (September 1986 to October 1998)

Dean L. Smith

Partner, Investment Manager, TT International (since January 2000); Investment Analyst, TT International (October 1998 to January 2000); Investment Manager, LGT Asset Management (April 1994 to October 1998)

Item 27. Principal Underwriters
(a)

First Fund Distributors, Inc. ("First Fund Distributors") is the distributor for the Registrant. First Fund Distributors serves as the distributor or placement agent for the following other registered investment companies: Advisor Series Trust (15 series multi-manager fund); Allegience Funds; Amivest Fund; Bailard, Biehl & Kaiser Funds; Brandes International Fund; Dessauer; Global Equity Fund; First Financial Planners; Fleming Funds; Fremont Mutual Funds; Investec Guinness Flight Funds; Investors Research Fund; Jurika & Voyle Funds; Kayne Anderson Mutual Funds; Masters Select Funds; Matrix LMH Fund; Matterhorn Growth Fund; O'Shaughnessy Funds; PIC Investment Trust; Professional Managed Portfolios (20 series multi-manager funds); Puget Sound Alternative Investment Trust; Purisima Funds; Rainier Mutual Funds; RNC Mutual Funds; Rochdale Portfolios; Trust for Investment Managers (3 series multi-manager funds); TIFF Investment Program, Inc.; Harding, Loevner Funds, Inc.; Samco Funds, Inc.; FFTW Funds, Inc. and TT International U.S.A. Master Trust.

(b)

The information required by this Item 27 with respect to each director or officer of First Fund Distributors is incorporated herein by reference from Schedule A of Form BD (File No. 8-42809) as filed by First Fund Distributors pursuant to the Securities Exchange Act of 1934.

(c)	Not applicable.

Item 28. Location of Accounts and Records

The accounts and records of the Registrant are located, in whole or in part, at the offices of the Registrant and at the following locations:

Name:	Address:
TT International	Martin House, 5 Martin Lane London, England EC4R ODP
First Fund Distributors, Inc.	4455 East Camelback Road Suite 261E Phoenix, AZ 85018
Investors Bank & Trust Company	200 Clarendon St., Boston, MA 02116

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in London, England, on the 13th day of November, 2000.
TT INTERNATIONAL U.S.A.
FEEDER TRUST
on behalf of TT Europe Mutual Fund

By: David J. S. Burnett
David J.S. Burnett
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on November 13, 2000.

Signature	Title
David J.S. Burnett David J.S. Burnett	President (Principal Executive Officer) and Trustee of TT International U.S.A. Feeder Trust
Graham Barr Graham Barr	Treasurer (Principal Accounting and Financial Officer) of TT International U.S.A. Feeder Trust
John A. Benning* John A. Benning	Trustee of TT International U.S.A. Feeder Trust
Peter O. Brown* Peter O. Brown	Trustee of TT International U.S.A. Feeder Trust
Robert W. Uek* Robert W. Uek	Trustee of TT International U.S.A. Feeder Trust
*By: David J.S. Burnett David J.S. Burnett Executed by David J.S. Burnett on behalf of those indicated pursuant to Powers of Attorney.

SIGNATURES

TT International U.S.A. Master Trust has duly caused this Registration Statement on Form N-1A of TT International U.S.A. Feeder Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in London, England, on the 13th day of November, 2000.
TT INTERNATIONAL U.S.A.
MASTER TRUST
on behalf of TT Europe Portfolio

By: David J. S. Burnett
David J. S. Burnett
President of TT International U.S.A.
Master Trust

This Registration Statement on Form N-1A of TT International U.S.A. Feeder Trust has been signed below by the following persons in the capacities indicated below on November 13, 2000.
Signature	Title
David J.S. Burnett David J.S. Burnett	President (Principal Executive Officer) and Trustee of TT International U.S.A. Master Trust
Graham Barr Graham Barr	Treasurer (Principal Accounting and Financial Officer) of TT International U.S.A. Master Trust
John A. Benning* John A. Benning	Trustee of TT International U.S.A. Master Trust
Peter O. Brown* Peter O. Brown	Trustee of TT International U.S.A. Master Trust
J. Luther King* J. Luther King	Trustee of TT International U.S.A. Master Trust
Robert W. Uek* Robert W. Uek	Trustee of TT International U.S.A. Master Trust
*By: David J.S. Burnett David J.S. Burnett Executed by David J.S. Burnett on behalf of those indicated pursuant to Powers of Attorney.

INDEX TO EXHIBITS

Exhibit No.:	Description:
a(2)	Establishment and Designation of Series of the Registrant.
d	Form of Management Agreement between the Registrant and TT International Investment Management ("TT International") with respect to TT Europe Mutual Fund (the "Fund").
e	Form of Distribution Agreement between the Registrant and First Fund Distributors, Inc., as distributor.
g	Custodian Agreement between the Registrant and Investors Bank & Trust Company, as custodian.
h(1)	Transfer Agency Agreement between the Registrant and Investors Bank & Trust Company, as transfer agent.
h(2)	Administrative Services Agreement between the Registrant and Investors Bank & Trust Company, as administrator.
h(3)	Form of Expense Limitation Agreement.
i	Opinion and consent of counsel.